Property, Plant And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant And Equipment, Net [Abstract]
Schedule Of Property, Plant And Equipment

As at December 31	2014			2013
	Cost	Accumulated DD&A(1)	Net	Cost	Accumulated DD&A(1)	Net

Canadian Operations
Proved properties	$18,271	$(16,566)	$1,705	$25,003	$(23,012)	$1,991
Unproved properties	478	-	478	598	-	598
Other	155	-	155	139	-	139
	18,904	(16,566)	2,338	25,740	(23,012)	2,728

USA Operations
Proved properties	24,279	(16,260)	8,019	26,529	(22,074)	4,455
Unproved properties	5,655	-	5,655	470	-	470
Other	143	-	143	202	-	202
	30,077	(16,260)	13,817	27,201	(22,074)	5,127

Market Optimization	8	(7)	1	223	(132)	91
Corporate & Other	2,470	(611)	1,859	2,655	(566)	2,089
	$51,459	$(33,444)	$18,015	$55,819	$(45,784)	$10,035

(1) Depreciation, depletion and amortization.